Cover Document	Nov. 05, 2026
Cover page [Abstract]
Title of 12(b) Security	Common Stock, no par value
Entity Incorporation, State or Country Code	MI
Document Type	8-K
Entity File Number	001-35280
Entity Tax Identification Number	94-3096597
Entity Address, Address Line One	25 Blue Sky Drive
Entity Address, City or Town	Burlington,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Vericel Corporation
City Area Code	617
Local Phone Number	588-5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	VCEL
Security Exchange Name	NASDAQ